STOCK-BASED COMPENSATION - CEO Restriction Agreement (Details) - shares		9 Months Ended
	Apr. 21, 2023	Sep. 30, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based awards vesting period		3 years
CEO Restricted Stock
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares authorized (in shares)	4,569,922
CEO Restricted Stock | Share-Based Payment Arrangement, Tranche One
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage	50.00%
Stock-based awards vesting period	25 months
CEO Restricted Stock | Share-Based Payment Arrangement, Tranche Two
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage	50.00%
Stock-based awards vesting period	30 months